Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer Agency	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 2,350,484	$ 3,225,670
Percentage Of Cash And Cash Equivalents Held Financial Institution	29.00%
Percentage Of Short Term Investments Held Financial Institution	25.00%
Accounts receivable	$ 339,754	440,768
Current liabilities denominated in RMB	968,136	1,797,345
Cash Cash Equivalents And Short Term Investments | Concentration of credit risk | China
Significant Accounting Policies
Cash, cash equivalents and short-term investments	1,600,000	2,600,000
Cash Cash Equivalents And Short Term Investments | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Cash, cash equivalents and short-term investments	$ 1,487,600	$ 1,878,900
Percentage of benchmark derived from specified source	63.00%	58.00%
Consolidated net revenues benchmark | Customer concentration risk
Significant Accounting Policies
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Significant Accounting Policies
Percentage of benchmark derived from specified source	13.00%	14.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Another customer
Significant Accounting Policies
Percentage of benchmark derived from specified source	11.00%	8.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Accounts receivable	$ 336,800	$ 440,800
Current liabilities | Concentration of foreign currency risks | RMB
Significant Accounting Policies
Percentage of benchmark derived from specified source	98.00%	54.00%
Current liabilities denominated in RMB	$ 947,700	$ 964,700
Current liabilities | Concentration of foreign currency risks | RMB | Convertible notes
Significant Accounting Policies
Current liabilities denominated in RMB	$ 800,000
Advertising and marketing revenues | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Significant Accounting Policies
Percentage of benchmark derived from specified source	35.00%	37.00%	42.00%
Number of advertising agencies | Agency	10